ACCOUNTS PAYABLE - RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Former Chairman of Board of Directors [Member]
General and administrative expenses			$ 273,750	$ 365,000
Board [Member]
General and administrative expenses	$ 60,450	$ 43,403	$ 218,903	$ 0